Short-Term Investments	6 Months Ended
Jun. 30, 2026
Short-Term Investments [Abstract]
SHORT-TERM INVESTMENTS
8.	SHORT-TERM INVESTMENTS

The following table sets forth a breakdown of the categories of short-term investments held by the Group:

	At June 30,	At December 31,
In thousands of USD	2026	2025
Debt securities:
Available-for-sale	2,196	4,100
Equity securities:
Equity securities with readily determinable fair values	1,832	876

Short-term investments as of June 30, 2026 and December 31, 2025 are shown as below:

	At June 30, 2026
	Cost or	Allowance	Gross	Gross
	amortized	for credit	unrealized	unrealized	Fair
In thousands of USD	cost	losses	gains	losses	value
Short-term investments
Available-for-sale debt investments
Investment G - money market funds	200	-	-	-	200
Investment H - corporate bonds	3,000	(1,004)	-	-	1,996
	3,200	(1,004)	-	-	2,196
Equity securities with readily determinable fair values
Investment J	500	-	1,244	-	1,744
Investment L	1,000	-	-	(912)	88
	1,500	-	1,244	(912)	1,832
Short-term investments	4,700	(1,004)	1,244	(912)	4,028

The allowance for credit losses on Investment H of US$1.0 million was recognized in net income during the six months ended June 30, 2026. No portion of the decline in fair value of Investment H was recognized in other comprehensive income.

	At December 31, 2025
	Cost or	Gross	Gross
	amortized	unrealized	unrealized	Fair
In thousands of USD	cost	gains	losses	value
Short-term investments
Available-for-sale debt investments
Investment G - money market funds	1,100	-	-	1,100
Investment H - corporate bonds	3,000	-	-	3,000
	4,100	-	-	4,100
Equity securities with readily determinable fair values
Investment J	500	63	-	563
Investment L	1,000	-	(687)	313
	1,500	63	(687)	876
Short-term investments	5,600	63	(687)	4,976

The following table summarizes the estimated fair value of available-for-sale debt investments, classified by the contractual maturity date of the investments.

	At June 30,	At December 31,
In thousands of USD	2026	2025
Due in 1 year	2,196	4,100

As of June 30, 2026 and December 31, 2025, the Group had accrued interest on its available-for-sale debt investments of US$0.5 million and US$0.4 million, respectively, recognized within prepayments and other current assets.

Investment in a fund using the NAV practical expedient

As a practical expedient, the Group uses net asset value (“NAV”) as the fair value for Investment G.